FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk - USD ($)	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 5,296,281	$ 9,525,937
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	381,899	907,551
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 4,914,382	$ 8,618,386